Consolidated statements of cash flows (USD $)	3 Months Ended		12 Months Ended		69 Months Ended	72 Months Ended
	May 31, 2013	May 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2013	May 31, 2013
Operating activities
Net profit (loss) for the year	$ (1,848,799)	$ 746,139	$ (9,474,700)	$ 8,505,659	$ (34,928,564)	$ (36,777,363)
Adjustments for:
Accretion	1,027,387	0	93,566	0	93,566	1,120,953
Amortization of deferred issuance costs	10,455	0				10,455
Depreciation	41	55	220	278	2,217	2,258
Interest expense on convertible debentures	214,414	0	19,623	0	19,623	234,037
Fair value adjustment on warrants	(694,645)	(3,246,553)	(4,219,489)	(22,209,156)	(4,780,839)	(5,475,484)
Foreign exchange	0	0	0	0	(256,260)	(256,260)
Loss on debt settlement	0	0	0	0	37,488	37,488
Mineral property option payments - shares	0	0	485,822	669,384	1,948,597	1,948,597
Other income	0	0	0	(138,474)	(138,474)	(138,474)
Stock-based compensation	0	82,644	327,861	4,063,925	11,221,258	11,221,258
Changes in non-cash working capital items:
Receivables	(22,570)	26,114	(9,451)	(21,405)	(56,526)	(79,096)
Injunction bond	350,000	0	(350,000)	0	(350,000)	0
Prepaid expenses	43,207	47,264	(192,913)	(20,364)	(270,648)	(227,441)
Trade payables and accrued liabilities	(346,769)	(101,132)	530,521	227,345	1,024,269	677,500
Net cash flows used in operating activities	(1,267,279)	(2,445,469)	(12,788,940)	(8,922,808)	(26,434,293)	(27,701,572)
Investing activities
Reclamation deposits	0	0	0	(606)	(15,000)	(15,000)
Long term deposits	0	(250,000)	(750,000)	(225,000)	(975,000)	(975,000)
Mineral property acquisition costs	0	(300,000)	(300,000)	(1,300,000)	(1,600,000)	(1,600,000)
Net cash flows used in investing activities	0	(550,000)	(1,050,000)	(1,525,606)	(2,590,000)	(2,590,000)
Financing activities
Debentures - net of issue costs	132,505	0	5,180,054	0	5,180,054	5,662,559
Subscriptions received			350,000	0	350,000
Proceeds on issuance of common shares - net of issue costs	8,157	0	1,353,647	8,328,011	25,138,010	25,146,167
Net cash flows from financing activities	140,662	0	6,883,701	8,328,011	30,668,064	30,808,726
(Decrease) increase in cash and cash equivalents	(1,126,617)	(2,995,469)	(6,955,239)	(2,120,403)	1,643,771	517,154
Cash and cash equivalents, beginning	1,643,771	8,599,010	8,599,010	10,719,413	0	0
Cash and cash equivalents, ending	517,154	5,603,541	1,643,771	8,599,010	1,643,771	517,154
Supplemental disclosures:
Income tax			0	0	0
Interest			0	0	0
Cash at bank	517,154	772,041	1,643,771	5,355,490	0	0
Guaranteed investment certificates	$ 0	$ 4,831,500	$ 0	$ 3,243,520	$ 0	$ 0